Double Vision Acquisition (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 24, 2014	Mar. 31, 2015	Sep. 30, 2014	Jul. 31, 2014
Double Vision Acquisition (Textual)
Contractual price of acquisition		$ 3,680,000
Common stock shares issuance to Double Vision shareholders		1,000,000
Payment of debt			$ 473,936
Additional purchase price payable		$ 1,000,000
Double Vision Networks Inc [Member]
Double Vision Acquisition (Textual)
Contractual price of acquisition	$ 3,680,000
Common stock shares issuance to Double Vision shareholders	8,000,000
Common stock, par or stated value per share	$ 0.41
Media placement revenue				$ 300,000
Payment of debt	$ 400,000
Additional purchase price payable	$ 1,000,000